Differences in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Difference in quoted prices of gold and foreign currency [line items]
Translation of foreign currency assets and liabilities into pesos	$ 61,080,728	$ 7,984,321	$ 9,637,394
Income from foreign currency exchange	1,192,854	1,069,055	2,798,910
Total	$ 62,273,582	$ 9,053,376	$ 12,436,304